SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 61.6%

Consumer Durables - 0.5%
YETI Holdings, Inc. *	5,500	265,210

Consumer Non-Durables - 2.4%
Constellation Brands, Inc.	2,025	508,943
Estee Lauder Cos., Inc. - Class A	975	140,936
Mondelez International, Inc.	3,400	235,960
PepsiCo, Inc.	1,825	309,228

		1,195,067

Consumer Services - 2.1%
McDonald’s Corp.	1,450	381,988
Visa, Inc.	2,800	644,028

		1,026,016

Electronic Technology - 12.8%
Apple, Inc.	13,700	2,345,577
Applied Materials, Inc.	2,600	359,970
Arista Networks, Inc. *	765	140,706
Broadcom, Inc.	1,485	1,233,411
NVIDIA Corp.	4,025	1,750,835
Palo Alto Networks, Inc. *	1,835	430,197

		6,260,696

Energy Minerals - 1.7%
ConocoPhillips	5,775	691,845
Shell, PLC, ADR	2,400	154,512

		846,357

Finance - 3.4%
Ameriprise Financial, Inc.	1,150	379,132
Chubb, Ltd.	1,400	291,452
Goldman Sachs Group, Inc.	1,600	517,712
JPMorgan Chase & Co.	2,925	424,183

		1,612,479

Health Services - 3.0%
Centene Corp. *	2,475	170,478
HCA Healthcare, Inc.	850	209,083
UnitedHealth Group, Inc.	2,150	1,084,008

		1,463,569

Health Technology - 3.6%
Abbott Laboratories	3,550	343,818
Dexcom, Inc. *	5,260	490,758
Gilead Sciences, Inc.	2,225	166,741
Johnson & Johnson	1,250	194,687
Thermo Fisher Scientific, Inc.	1,200	607,404

		1,803,408

Industrial Services - 1.0%
Cheniere Energy, Inc.	2,900	481,284

Process Industries - 1.4%
Linde, PLC	1,225	456,129
Sherwin-Williams Co.	1,000	255,050

		711,179

Producer Manufacturing - 5.2%
Aptiv, PLC *	2,375	234,151
General Dynamics Corp.	700	154,679
Honeywell International, Inc.	1,450	267,873

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	381,136
Northrop Grumman Corp.	375	165,071
Parker-Hannifin Corp.	1,350	525,852
Safran SA, ADR	11,550	452,067
Siemens AG, ADR	5,175	369,754

		2,550,583

Retail Trade - 6.2%
Amazon.com, Inc. *	9,700	1,233,064
Home Depot, Inc.	1,825	551,442
Lululemon Athletica, Inc. *	925	356,689
Netflix, Inc. *	460	173,696
TJX Cos., Inc.	5,100	453,288
Ulta Beauty, Inc. *	795	317,563

		3,085,742

Technology Services - 16.4%
Accenture, PLC	2,025	621,898
Adobe, Inc. *	475	242,203
Alphabet, Inc. - Class A *	12,400	1,622,664
Alphabet, Inc. - Class C *	4,100	540,585
Atlassian Corp. *	1,050	211,586
Autodesk, Inc. *	1,275	263,810
Dynatrace, Inc. *	4,250	198,603
Intuit, Inc.	1,200	613,128
Meta Platforms, Inc. *	310	93,065
Microsoft Corp.	7,800	2,462,850
Paycom Software, Inc.	600	155,562
Salesforce, Inc. *	3,650	740,147
ServiceNow, Inc. *	560	313,018

		8,079,119

Transportation - 1.4%
FedEx Corp.	975	258,297
Union Pacific Corp.	2,050	417,442

		675,739

Utilities - 0.5%
NextEra Energy, Inc.	4,140	237,181

Total Common Stocks (cost: $16,367,290)		30,293,629

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 31.5%

Asset-Backed Securities - 0.4%

Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	10,230	9,947
2007-20H 1, 5.78%, 8/1/27	9,396	9,201

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	70,970	66,569
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	100,000	97,293

		183,010

Collateralized Mortgage Obligations - 6.4%

Chase Home Lending Mortgage Trust:
2023-6 A2, 6.00%, 6/25/54 [1,4]	150,000	147,633

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	16,969	14,379
2003-34 A1, 6.00%, 4/25/43	23,411	23,271
2004-T1 1A1, 6.00%, 1/25/44	13,963	13,883
1999-17 C, 6.35%, 4/25/29	4,313	4,292
2001-82 ZA, 6.50%, 1/25/32	7,060	7,058
2009-30 AG, 6.50%, 5/25/39	24,713	25,005
2013-28 WD, 6.50%, 5/25/42	22,508	23,190
2004-T1 1A2, 6.50%, 1/25/44	35,966	36,158
2004-W9 2A1, 6.50%, 2/25/44	24,456	24,476
2010-108 AP, 7.00%, 9/25/40	294	294
2004-T3 1A3, 7.00%, 2/25/44	4,856	4,961

Freddie Mac:
5280 A, 3.50%, 1/25/50	156,367	140,673
4812 CZ, 4.00%, 5/15/48	162,193	146,751
4293 BA, 5.27%, 10/15/47 [1]	7,431	7,360
2122 ZE, 6.00%, 2/15/29	23,062	23,089
2126 C, 6.00%, 2/15/29	15,867	15,821
2480 Z, 6.00%, 8/15/32	18,870	18,764
2485 WG, 6.00%, 8/15/32	19,396	19,484
2575 QE, 6.00%, 2/15/33	7,390	7,423
2980 QA, 6.00%, 5/15/35	10,501	10,604
2283 K, 6.50%, 12/15/23	74	74
2357 ZJ, 6.50%, 9/15/31	14,759	14,595
4520 HM, 6.50%, 8/15/45	12,216	12,591
3704 CT, 7.00%, 12/15/36	8,096	8,373
2238 PZ, 7.50%, 6/15/30	6,581	6,811

Government National Mortgage Association:
2021-86 WB, 4.74%, 5/20/51 [1]	136,889	130,051
2021-104 HT, 5.50%, 6/20/51	170,018	166,907
2021-27 AW, 5.84%, 2/20/51 [1]	186,955	188,317
2015-80 BA, 7.00%, 6/20/45 [1]	7,548	7,741
2018-147 AM, 7.00%, 10/20/48	24,895	25,397
2018-160 DA, 7.00%, 11/20/48	22,442	22,852
2014-69 W, 7.21%, 11/20/34 [1]	10,943	11,275
2013-133 KQ, 7.30%, 8/20/38 [1]	13,040	13,521
2005-74 HA, 7.50%, 9/16/35	313	316

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	291,300	246,912
2021-13 A4, 2.50%, 4/25/52 [1,4]	262,805	221,959
2021-6 A12, 5.00%, 10/25/51 [1,4]	278,666	258,436
2021-13 A11, 5.00%, 4/25/52 [1,4]	284,604	259,542
2022-1 A11, 5.00%, 7/25/52 [1,4]	335,179	305,057
2022-2 A11, 5.00%, 8/25/52 [1,4]	314,663	289,470
2023-1 A2, 6.00%, 12/26/53 [1,4]	145,009	141,022

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	34,206	32,117

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	40,815	35,760

Vendee Mortgage Trust:
2008-1 B, 5.84%, 3/15/25 [1]	6,407	6,386

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	33,034	28,865

		3,148,916

Corporate Bonds - 8.6%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	147,653

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bank of America Corp., 5.20%, 4/25/29 [1]	50,000	48,217
British Airways 2020-1 Class B Pass Through Trust, 8.38%, 11/15/28 [4]	41,492	42,194
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	80,447
Comcast Corp., 4.55%, 1/15/29	150,000	144,074
Consumers Energy Co., 4.35%, 8/31/64	50,000	36,735
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	111,585	114,360
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	114,005	106,309
Dow Chemical Co., 6.90%, 5/15/53	75,000	78,697

Duke Energy Florida, LLC:
2.54%, 9/1/29	42,928	38,851
2.86%, 3/1/33	120,000	98,178
Entergy Louisiana, LLC, 4.95%, 1/15/45	200,000	166,989

Equifax, Inc.:
3.10%, 5/15/30	100,000	83,300
7.00%, 7/1/37	116,000	116,247
Exelon Corp., 7.60%, 4/1/32	75,000	80,999
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	151,478
First-Citizens Bank & Trust Co. (Subordinated), 4.13%, 11/13/29 [1]	175,000	166,846
Genuine Parts Co., 1.88%, 11/1/30	200,000	151,753
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	75,058
HEICO Corp., 5.25%, 8/1/28	75,000	73,174
ITT, LLC, 7.40%, 11/15/25	25,000	25,176
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	100,000	90,085
KeyBank NA of Ohio, 4.15%, 8/8/25	200,000	188,333
Leidos, Inc., 7.13%, 7/1/32	50,000	51,250
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	48,858
Meta Platforms, Inc., 3.85%, 8/15/32	150,000	133,136
Morgan Stanley, 5.12%, 2/1/29 [1]	175,000	168,582
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29, 7.96%, 12/15/24 1, 4	195,000	194,993
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	250,000	220,125
PacifiCorp, 2.70%, 9/15/30	100,000	81,682
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	95,717	94,703
SBA Tower Trust, 6.60%, 1/15/28 [4]	145,000	145,408
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	89,875
Tennessee Gas Pipeline, LLC, 7.00%, 10/15/28	213,000	220,979
Union Electric Co., 4.00%, 4/1/48	100,000	73,368
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	128,850	106,304
UnitedHealth Group, Inc., 5.30%, 2/15/30	150,000	149,137
Unum Group, 7.25%, 3/15/28	25,000	25,709
US Bancorp, 5.78%, 6/12/29 [1]	125,000	121,804

		4,231,066

Federal Home Loan Mortgage Corporation - 0.2%
7.50%, 7/1/29	45,161	46,018
8.50%, 5/1/31	52,823	54,394

		100,412

Federal National Mortgage Association - 2.6%
4.50%, 7/1/52	325,307	299,007
4.50%, 9/1/52	327,285	300,803
5.50%, 8/1/56	156,800	156,341
6.00%, 7/1/41	134,357	137,173

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

6.00%, 9/1/53	173,965	171,835
6.00%, 10/1/53	175,000	172,857
6.50%, 2/1/24	46	46
6.50%, 9/1/27	14,759	14,837
7.00%, 1/1/32	4,352	4,330
7.00%, 3/1/33	8,640	8,745
7.00%, 12/1/38	8,282	8,369
8.41%, 7/15/26	750	748

		1,275,091

Government National Mortgage Association - 2.0%
3.50%, 1/20/52	176,625	154,964
3.50%, 2/20/52	267,431	234,637
4.00%, 9/20/52	240,062	212,302
5.00%, 5/20/48	23,905	23,165
5.50%, 8/20/62	153,824	147,882
6.00%, 9/20/53	175,000	172,281
6.50%, 11/20/38	8,914	8,930
7.00%, 12/15/24	1,441	1,403
7.00%, 11/20/27	4,050	4,063
7.00%, 9/20/29	12,494	12,701
7.00%, 9/20/38	5,827	5,981
7.50%, 4/20/32	7,721	7,777

		986,086

Taxable Municipal Securities - 6.0%
Benton & Polk Sch. Dist. No. 17J G.O., 5.47%, 6/15/27	150,000	152,266
Chicago Park Dist., 2.53%, 1/1/34	235,000	176,201
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	222,547
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	145,745
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	165,190
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	169,011
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	70,442

Massachusetts Edu. Auth.:
4.00%, 1/1/32	20,000	19,246
4.41%, 7/1/34	15,000	14,098
4.95%, 7/1/38	200,000	184,596
5.95%, 7/1/44	150,000	136,189
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	124,392
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	70,000	64,561
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	144,214
Oregon State Fac. Auth., 2.68%, 7/1/31	350,000	272,055
Public Fin. Auth., 4.23%, 7/1/32	105,000	93,780
RI Student Loan Auth., 4.13%, 12/1/27	200,000	186,344
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	106,219
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	184,746
VA Hsg. Dev. Auth., 2.13%, 7/25/51	218,971	156,126
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	20,000	19,535
Wichita Falls, 1.65%, 9/1/28	145,000	123,304

		2,930,807

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 5.3%

U.S. Treasury - 5.3%

U.S. Treasury Bonds:
3.63%, 2/15/53	700,000	578,265
4.13%, 8/15/53	200,000	181,344

U.S. Treasury Notes:
2.75%, 4/30/27	950,000	888,473
3.50%, 2/15/33	750,000	688,242
4.50%, 11/15/25	250,000	247,383
U.S. Treasury Strip 3.59%, 11/15/50 [6]	175,000	49,362

		2,633,069

Total Bonds (cost $17,277,524)		15,488,457

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.2%
BlackRock Enhanced Government Fund	4,536	44,706
BlackRock Income Trust, Inc.	5,300	60,314
BlackRock Taxable Municipal Bond Trust	10,671	161,773
DWS Municipal Income Trust	9,800	75,460
First Trust Mortgage Income Fund	3,800	42,426
MFS Intermediate Income Trust	63,700	170,716
Nuveen AMT-Free Muni Credit Income Fund	20,900	215,479
Nuveen AMT-Free Quality Muni Income Fund	15,100	146,168
Nuveen Multi-Market Income Fund	3,953	22,176
Nuveen Quality Municipal Income Fund	12,500	126,750
Nuveen Taxable Municipal Income Fund	5,400	78,462
Putnam Master Intermediate Income Trust	61,000	184,220
Putnam Premier Income Trust	40,492	135,648
TCW Strategic Income Fund, Inc.	18,000	82,440

Total Investment Companies (cost: $1,824,288)		1,546,738

Short-Term Securities - 3.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $1,879,338)	1,879,338	1,879,338

Total Investments in Securities - 100.1% (cost $37,348,440)		49,208,162

Other Assets and Liabilities, net - (0.1)%		(58,095)

Net Assets - 100.0%		$49,150,067

SEPTEMBER 30, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Balanced Fund (Continued)

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2023 was $3,124,856 and represented 6.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2023, 0.1% of net assets in the Fund was invested in such securities.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	30,293,629	—	—	30,293,629
Asset-Backed Securities	—	183,010	—	183,010
Collateralized Mortgage Obligations	—	3,148,916	—	3,148,916
Corporate Bonds	—	4,231,066	—	4,231,066
Federal Home Loan Mortgage Corporation	—	100,412	—	100,412
Federal National Mortgage Association	—	1,275,091	—	1,275,091
Government National Mortgage Association	—	986,086	—	986,086
Taxable Municipal Securities	—	2,930,807	—	2,930,807
U.S. Treasury / Federal Agency Securities	—	2,633,069	—	2,633,069
Investment Companies	1,546,738	—	—	1,546,738
Short-Term Securities	1,879,338	—	—	1,879,338
Total:	33,719,705	15,488,457	—	49,208,162

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4